Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2023	2024	2025	2026	2027	Thereafter	Total
Long-term debt (1)	$-	$105.0	$-	$-	$127.6	$-	$232.6
Transportation	7.4	3.9	2.2	1.8	1.4	2.8	19.5
Interest obligations	23.8	20.1	15.2	15.2	15.2	-	89.5
Office lease	10.0	10.0	0.8	-	-	-	20.8
Lease liability	3.3	0.9	0.3	0.1	0.1	4.9	9.6
Decommissioning liability	25.4	23.6	21.9	20.3	18.9	72.2	182.3
Total	$69.9	$163.5	$40.4	$37.4	$163.2	$79.9	$554.3

(1)
The 2024
figure
includes our syndicated credit facility which has a
term-out
date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.